Cover	Nov. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	001-41554
Entity Registrant Name	Plutonian Acquisition Corp.
Entity Central Index Key	0001929231
Entity Tax Identification Number	86-2789369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1441 Broadway 3rd, 5th & 6th Floors
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	646
Local Phone Number	969-0946
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of one Common Stock, one redeemable Warrant, and one Right
Title of 12(b) Security	Units, each consisting of one share of one Common Stock, one redeemable Warrant, and one Right
Trading Symbol	PLTNU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	PLTN
Security Exchange Name	NASDAQ
Warrant, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrant, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	PLTNW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-sixth (1/6) of one share of Common Stock
Title of 12(b) Security	Rights, each right entitling the holder to receive one-sixth (1/6) of one share of Common Stock
Trading Symbol	PLTNR
Security Exchange Name	NASDAQ